OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Bargain purchase price	$ 430,000
Deposits	$ 645	$ 112,645